Summary of Marketable Securities by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 126,763	$ 127,753
Available-for-Sale Securities, Gross Unrealized Gains	5,475	23,408
Available-for-Sale Securities, Gross Unrealized Losses	(3,078)	(1,518)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	129,160	149,643
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	82,131	98,676
Available-for-Sale Securities, Gross Unrealized Gains	4,490	22,363
Available-for-Sale Securities, Gross Unrealized Losses	(3,059)	(1,437)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	83,562	119,602
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,016	25,387
Available-for-Sale Securities, Gross Unrealized Gains	79	12,162
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,095	37,549
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	24,380	28,044
Available-for-Sale Securities, Gross Unrealized Gains	2,776	4,222
Available-for-Sale Securities, Gross Unrealized Losses	(1,046)	(417)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	26,110	31,849
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	17,489	14,680
Available-for-Sale Securities, Gross Unrealized Gains	521	3,733
Available-for-Sale Securities, Gross Unrealized Losses	(936)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	17,074	18,413
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	39,246	30,565
Available-for-Sale Securities, Gross Unrealized Gains	1,114	2,246
Available-for-Sale Securities, Gross Unrealized Losses	(1,077)	(1,020)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39,283	31,791
Fixed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	44,632	29,077
Available-for-Sale Securities, Gross Unrealized Gains	985	1,045
Available-for-Sale Securities, Gross Unrealized Losses	(19)	(81)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	45,598	30,041
Fixed securities | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	19,347	25,916
Available-for-Sale Securities, Gross Unrealized Gains	530	643
Available-for-Sale Securities, Gross Unrealized Losses	(12)	(79)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	19,865	26,480
Fixed securities | Investment in Kemrock convertible debt
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,701
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,701
Fixed securities | Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	2,305	2,729
Available-for-Sale Securities, Gross Unrealized Gains	349	301
Available-for-Sale Securities, Gross Unrealized Losses	(5)	(1)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	2,649	3,029
Fixed securities | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	38
Available-for-Sale Securities, Gross Unrealized Gains	1
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39
Fixed securities | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	241	432
Available-for-Sale Securities, Gross Unrealized Gains	105	101
Available-for-Sale Securities, Gross Unrealized Losses	(2)	(1)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 344	$ 532